Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return		Peer Group Total Shareholder Return	Net Income (in millions)	Consolidated Adjusted OFCF (in millions)
(a)	($)(b)	($)(c)	($)(d)(1)	($)(e)	LILA ($)(f)(2)	LILAK ($)(g)(2)	($)(h)(2)	($)(i)	($)(j)(3)
2023	16,161,952	14,550,211 (4)	3,799,987	3,421,769 (5)	40.21	40.09	101.19	(86.8)	973.0
2022	15,745,617	6,402,860	4,131,692	2,423,503	41.42	41.51	92.13	(207.8)	930.0
2021	37,576,803	31,662,646	6,226,351	5,596,550	64.13	62.27	115.30	(490.6)	961.0
2020	16,478,363	4,646,463	3,768,484	1,346,056	61.22	60.58	118.31	(809.0)	819.0

Company Selected Measure Name	•Consolidated adjusted OFCF
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Nair, who has served as our CEO since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Nair) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Christopher Noyes, Aamir Hussain, Rocio Lorenzo and John Winter; (ii) for 2021, Christopher Noyes, Betzalel Kenigsztein, Vivek Khemka, Rocio Lorenzo and John Winter; and (iii) for 2020, Christopher Noyes, Betzalel Kenigsztein, Vivek Khemka and John Winter.
PEO Total Compensation Amount	$ 16,161,952	$ 15,745,617	$ 37,576,803	$ 16,478,363
PEO Actually Paid Compensation Amount	$ 14,550,211	6,402,860	31,662,646	4,646,463
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Nair, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Nair’s total compensation for 2023 to determine the compensation actually paid. With respect to equity award adjustments for 2023 as disclosed in the table below, the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

2023 ($)
Summary Compensation Table (SCT) Total Compensation	16,161,952
Less: Stock Award Values Reported in SCT for the Covered Year	8,196,987
Less: Option Award Values Reported in SCT for the Covered Year	4,736,240
Plus: Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year	10,913,012
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	365,005
Plus/Less: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(1,055,488)
Plus/Less: Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	1,098,956
Less: Fair Value of Equity Awards Forfeited during the Covered Year	0
Plus: Value of Dividends or other Earnings Paid on Equity Awards	0
Compensation Actually Paid	14,550,211

Non-PEO NEO Average Total Compensation Amount	$ 3,799,987	4,131,692	6,226,351	3,768,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,421,769	2,423,503	5,596,550	1,346,056
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs identified in footnote 1 as a group (excluding Mr. Nair), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the NEOs as a group (excluding Mr. Nair) for 2023 to determine the compensation actually paid, using the same methodology described above in footnote 1. With respect to equity award adjustments for 2023 as disclosed in the table below, the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

2023 Average ($)
SCT Total Compensation	3,799,987
Less: Stock Award Values Reported in SCT for the Covered Year	1,523,123
Less: Option Award Values Reported in SCT for the Covered Year	1,347,424
Plus: Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year	2,401,067
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	171,097
Plus/Less: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(153,874)
Plus/Less: Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	74,040
Less: Fair Value of Equity Awards Forfeited during the Covered Year	0
Plus: Value of Dividends or other Earnings Paid on Equity Awards	0
Compensation Actually Paid	3,421,769

Compensation Actually Paid vs. Total Shareholder Return
As required by Item 402(v) of Regulation S-K, we are also presenting the graph below which compares the compensation actually paid to Mr. Nair and our other NEOs to the TSRs of our LILA and LILAK shares. This graph also compares the TSRs of our LILA and LILAK shares to the TSR of the MSCI Emerging Markets NTR Index, which is our peer group index in the 2023 Form 10-K. The TSRs reflected in the chart below assume reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2019.

Compensation Actually Paid vs. Net Income	The following graph compares Mr. Nair and our NEOs’ compensation actually paid to our net income for 2020, 2021, 2022 and 2023, as required by Item 402(v) of Regulation S-K.
Compensation Actually Paid vs. Company Selected Measure
We view consolidated adjusted OFCF as the most important financial measure linking our NEOs’ compensation actually paid to our performance, with performance on that measure accounting for 50%, 50%, 45% and 60% of our annual bonus program for 2020, 2021, 2022 and 2023, respectively. Accordingly, the graph below reflects general alignment between our consolidated adjusted OFCF and compensation actually paid to Mr. Nair and our other NEOs for 2020 through 2023.

Tabular List, Table

Most Important Financial Measures for 2023
•Consolidated adjusted OFCF
•Revenue
•Adjusted free cash flow

Peer Group Total Shareholder Return Amount	$ 101.19	92.13	115.30	118.31
Net Income (Loss)	$ (86,800,000)	$ (207,800,000)	$ (490,600,000)	$ (809,000,000.0)
Company Selected Measure Amount	973,000,000.0	930,000,000.0	961,000,000.0	819,000,000.0
PEO Name	Mr. Nair
Additional 402(v) Disclosure	The total shareholder return (TSR) in columns (f), (g) and (h) compares the changes in the cumulative TSR on our LILA and LILAK shares from market close on December 31, 2019 to December 31 of each of 2020, 2021, 2022 and 2023, to the change in the cumulative TSR of the MSCI Emerging Markets NTR Index, which is our peer group index in the 2023 Form 10-K (assuming reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2019).
Total Shareholder Return Amount, Class C Shares	$ 40.21
Total Shareholder Return Amount, Class A Shares		$ 41.42	$ 64.13	$ 61.22
Measure:: 1
Pay vs Performance Disclosure
Name	•Consolidated adjusted OFCF
Non-GAAP Measure Description	Consolidated adjusted OFCF is OFCF as adjusted each year in accordance with our annual bonus program and for certain other unbudgeted events that the compensation committee, in its discretion and consistent with past practice, determined distorted performance against the financial performance metrics. Historically, OFCF adjustments apply foreign currency exchange rates for the covered year to our OFCF for the immediately preceding year and include the impact of acquisitions, dispositions, volcanic activity, hurricanes, earthquakes and power outages. OFCF is defined as (i) operating income before depreciation and amortization, share-based compensation, provisions and provision releases related to significant litigation and impairment, restructuring and other operating items, less (ii) property and equipment additions. Other operating items include (i) gains and losses on the disposition of long-lived assets, (ii) third-party costs directly associated with successful and unsuccessful acquisitions and dispositions, including legal, advisory and due diligence fees, as applicable, and (iii) other acquisition-related items, such as gains and losses on the settlement of contingent consideration.
Measure:: 2
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted free cash flow
LILAK [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount, Class C Shares	$ 40.09	$ 41.51	$ 62.27	$ 60.58
PEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,196,987
PEO | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,736,240
PEO | Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,913,012
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,005
PEO | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,488)
PEO | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,098,956
PEO | Fair Value of Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,523,123
Non-PEO NEO | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,347,424
Non-PEO NEO | Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,401,067
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,097
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,874)
Non-PEO NEO | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,040
Non-PEO NEO | Fair Value of Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0